Document and Entity Information	Jun. 27, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 27, 2019
Registrant Name	Neuberger Berman Income Funds
Entity Central Index Key	0000723620
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 27, 2019
Document Effective Date	Jun. 27, 2019
Prospectus Date	Jun. 27, 2019